Leases Commitments (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Right-of-use assets	$ 277,516			$ 264,164
Current operating lease liabilities	248,942	177,641		102,160
Non-current operating lease liabilities	181,375			166,444
Subsidy of contractual obligation	471,901	471,901
Deferred subsidy income	154,683	181,639
RMB [Member]
Subsidy of contractual obligation	$ 3,245,000	$ 3,245,000
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Right-of-use assets			$ 209,977	264,164
Current operating lease liabilities			102,902	102,159
Non-current operating lease liabilities			112,045	166,444
Subsidy of contractual obligation			471,901	471,901
Deferred subsidy income			220,719	277,678
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | RMB [Member]
Subsidy of contractual obligation			$ 3,245,000	$ 3,245,000